Summary of Significant Accounting Policies (Details 10) (Crossroads Systems, Inc., USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Crossroads Systems, Inc.
Investments
Cost method investment (as a percent)	4.00%
Cost method investment, carrying value	$ 1,457	$ 1,404